Schedule of comparison between book value and fair value of financial instruments (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial liabilities, book value	R$ (19,167,550)	R$ (17,851,998)
Financial liabilities, fair value	(26,503,597)	(20,614,154)
[custom:FinancialLiabilitiesAtFairValueOne-0]	R$ (19,344,096)	(19,252,869)
B R Fbonds B R F S A B R F S B Z 5 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2022
Financial liabilities, book value	R$ (392,757)	(367,714)
Financial liabilities, fair value	R$ (405,968)	(389,611)
B R Fbonds B R F S A B R F S B Z 4 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2024
Financial liabilities, book value	R$ (1,633,188)	(1,538,086)
Financial liabilities, fair value	R$ (1,726,110)	(1,659,891)
B R Fbonds B R F S A B R F S B Z 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2023
Financial liabilities, book value	R$ (1,283,410)	(1,207,468)
Financial liabilities, fair value	R$ (1,329,486)	(1,275,598)
B R Fbonds B R F S A B R F S B Z 2 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2022
Financial liabilities, book value	R$ (1,060,043)	(1,081,404)
Financial liabilities, fair value	R$ (1,072,548)	(1,105,478)
B R Fbonds B R F S A B R F S B Z 478 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2030
Financial liabilities, book value	R$ (3,760,174)	(3,951,539)
Financial liabilities, fair value	R$ (3,817,461)	(4,333,054)
B R Fbonds B R F S A B R F S B Z 534 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2050
Financial liabilities, book value	R$ (4,234,323)	(4,106,115)
Financial liabilities, fair value	R$ (4,182,534)	(4,705,851)
Debentures [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2026
Financial liabilities, book value	R$ (815,842)	(771,138)
Financial liabilities, fair value	R$ (817,075)	(778,016)
Debentures One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2030
Financial liabilities, book value	R$ (2,292,024)	(2,250,867)
Financial liabilities, fair value	R$ (2,297,006)	(2,225,796)
Debentures Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2031
Financial liabilities, book value	R$ (1,018,992)
Financial liabilities, fair value	R$ (882,766)
B R F Gmb Hbonds B R F S A B R F S B Z 4 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2026
Financial liabilities, book value	R$ (2,676,797)	(2,577,667)
Financial liabilities, fair value	R$ (2,813,142)	R$ (2,779,574)